Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended			120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 29, 2024	Mar. 01, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000000586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class A) —including sales charge
Account Value	$ 13,604	$ 13,604	$ 13,604	$ 13,604	$ 13,604	$ 13,604	$ 13,604	$ 12,440		$ 11,461	$ 12,111	$ 12,097	$ 11,321	$ 10,935	$ 10,588	$ 10,273	$ 8,863	$ 9,575
Average Annual Return, Percent	4.75%				2.80%		3.13%
C000000586 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.25%				3.72%		3.56%
C000000588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class C) —including sales charge
Account Value	$ 13,357	13,357	13,357	13,357	$ 13,357	13,357	$ 13,357	12,226		11,264	11,996	12,075	11,385	11,080	10,809	10,567	9,182	10,000
Average Annual Return, Percent	7.14%				2.94%		2.94%
C000000588 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.14%				2.94%		2.94%
C000071210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class Y)
Account Value	$ 14,560	14,560	14,560	14,560	$ 14,560	14,560	$ 14,560	13,295		12,219	12,875	12,826	11,973	11,564	11,141	10,808	9,282	10,000
Average Annual Return, Percent	9.51%				3.99%		3.83%
C000000589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Investor Class)
Account Value	$ 14,176	14,176	14,176	14,176	$ 14,176	14,176	$ 14,176	13,011		11,987	12,667	12,622	11,841	11,437	11,070	10,737	9,260	10,000
Average Annual Return, Percent	8.95%				3.66%		3.55%
C000023117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class R5)
Account Value	$ 14,669	14,669	14,669	14,669	$ 14,669	14,669	$ 14,669	13,386		12,296	12,954	12,868	12,002	11,568	11,167	10,800	9,285	10,000
Average Annual Return, Percent	9.58%				4.09%		3.91%
C000120675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco High Yield Fund (Class R6)
Account Value	$ 14,810	14,810	14,810	14,810	$ 14,810	14,810	$ 14,810	13,504		12,394	13,046	12,949	12,069	11,638	11,197	10,819	9,293	10,000
Average Annual Return, Percent	9.67%				4.18%		4.01%
C000000601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class A) —including sales charge
Account Value	$ 10,568	10,568	10,568	10,568	$ 10,568	$ 10,568	$ 10,568	9,746		9,405	9,992	9,998	10,483	9,819	9,659	9,691	9,706	9,575
Average Annual Return, Percent	3.87%				(0.72%)	0.55%
C000000601 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.42%				0.16%	0.99%
C000000603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class C) —including sales charge
Account Value	$ 10,390	10,390	10,390	10,390	$ 10,390	$ 10,390	10,390	9,583		9,248	9,900	9,981	10,545	9,940	9,862	9,971	10,060	10,000
Average Annual Return, Percent	6.46%				(0.59%)	0.38%
C000000603 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.46%				(0.59%)	0.38%
C000000604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class R)
Account Value	$ 10,754	10,754	10,754	10,754	$ 10,754	$ 10,754	10,754	9,959		9,620	10,247	10,287	10,824	10,153	10,012	10,071	10,111	10,000
Average Annual Return, Percent	7.99%				(0.13%)	0.73%
C000071212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class Y)
Account Value	$ 11,306	11,306	11,306	11,306	$ 11,306	$ 11,306	11,306	10,402		10,014	10,611	10,590	11,086	10,347	10,165	10,173	10,162	10,000
Average Annual Return, Percent	8.69%				0.39%	1.24%
C000029663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class R5)
Account Value	$ 11,425	11,425	11,425	11,425	$ 11,425	$ 11,425	11,425	10,518		10,102	10,696	10,666	11,154	10,401	10,209	10,205	10,184	10,000
Average Annual Return, Percent	8.62%				0.48%	1.34%
C000188949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Class R6)
Account Value	$ 11,393	11,393	11,393	11,393	$ 11,393	$ 11,393	11,393	10,433		10,029	10,611	10,573	11,053	10,318	10,127	10,122	10,136	10,000
Average Annual Return, Percent	9.19%				0.61%	1.31%
C000000605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Income Fund (Investor Class)
Account Value	$ 11,101	11,101	11,101	11,101	$ 11,101	$ 11,101	11,101	10,232		9,867	10,472	10,470	10,982	10,270	10,098	10,127	10,139	10,000
Average Annual Return, Percent	8.50%				0.22%	1.05%
C000000607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A) —including sales charge
Account Value	$ 12,134	12,134	12,134	12,134	$ 12,134	$ 12,134	12,134	11,423		11,006	11,544	11,031	10,530	10,067	9,945	10,031	9,831	9,750
Average Annual Return, Percent	3.59%				2.36%	1.95%
C000000607 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.25%				2.88%	2.21%
C000000606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A2) —including sales charge
Account Value	$ 12,443	12,443	12,443	12,443	$ 12,443	$ 12,443	12,443	11,705		11,266	11,804	11,279	10,756	10,263	10,128	10,205	9,991	9,900
Average Annual Return, Percent	5.27%				2.75%	2.21%
C000000606 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class A2) —excluding sales charge
Average Annual Return, Percent	6.35%				2.97%	2.32%
C000071213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class Y)
Account Value	$ 12,746	12,746	12,746	12,746	$ 12,746	$ 12,746	12,746	11,967		11,501	12,042	11,478	10,930	10,423	10,271	10,324	10,092	10,000
Average Annual Return, Percent	6.51%				3.12%	2.46%
C000023119 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class R5)
Account Value	$ 12,749	12,749	12,749	12,749	$ 12,749	$ 12,749	12,749	11,970		11,503	12,034	11,470	10,932	10,420	10,266	10,328	10,095	10,000
Average Annual Return, Percent	6.51%				3.12%	2.46%
C000164285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration Inflation Protected Fund (Class R6)
Account Value	$ 12,760	12,760	12,760	12,760	$ 12,760	$ 12,760	12,760	11,980		11,513	12,044	11,488	10,936	10,423	10,267	10,316	10,083	10,000
Average Annual Return, Percent	6.51%				3.13%	2.47%
C000000616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class A) —including sales charge
Account Value	$ 14,275	14,275	14,275	$ 14,275	$ 14,275	$ 14,275	14,275	12,811		12,720	14,384	11,975	12,294	11,372	9,805	10,362	8,953	9,450
Average Annual Return, Percent	5.30%				1.87%	3.62%
C000000616 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.41%			3.03%		4.21%
C000000618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class C) —including sales charge
Account Value	$ 14,222	14,222	14,222	$ 14,222	$ 14,222	$ 14,222	14,222	12,766		12,676	14,439	12,108	12,525	11,678	10,146	10,803	9,402	10,000
Average Annual Return, Percent	9.58%				2.27%	3.59%
C000000618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.58%				2.27%	3.59%
C000000619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class R)
Account Value	$ 14,732	14,732	14,732	14,732	$ 14,732	$ 14,732	14,732	13,250		13,198	14,959	12,482	12,843	11,916	10,302	10,908	9,450	10,000
Average Annual Return, Percent	11.18%				2.78%	3.95%
C000071216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class Y)
Account Value	$ 15,480	15,480	15,480	15,480	$ 15,480	$ 15,480	15,480	13,858		13,733	15,490	12,862	13,170	12,157	10,455	11,021	9,498	10,000
Average Annual Return, Percent	11.71%				3.29%	4.47%
C000000620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Investor Class)
Account Value	$ 15,145	15,145	15,145	15,145	$ 15,145	$ 15,145	15,145	13,584		13,487	15,250	12,685	13,014	12,044	10,383	10,962	9,473	10,000
Average Annual Return, Percent	11.49%				3.08%	4.24%
C000023123 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class R5)
Account Value	$ 15,679	15,679	15,679	15,679	$ 15,679	$ 15,679	15,679	14,018		13,873	15,626	12,958	13,252	12,218	10,495	11,049	9,511	10,000
Average Annual Return, Percent	11.85%				3.42%	4.60%
C000120676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Real Estate Fund (Class R6)
Account Value	$ 15,797	15,797	15,797	15,797	$ 15,797	$ 15,797	15,797	14,122		13,965	15,720	13,028	13,311	12,257	10,519	11,064	9,515	10,000
Average Annual Return, Percent	11.87%				3.49%	4.68%
C000000621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class A) —including sales charge
Account Value	$ 11,913	11,913	11,913	11,913	$ 11,913	$ 11,913	11,913	11,240		10,671	10,903	11,149	10,895	10,369	10,147	10,068	9,738	9,750
Average Annual Return, Percent	3.27%				1.29%	1.77%
C000000621 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.97%				1.80%	2.02%
C000000622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class C) —including sales charge
Account Value	$ 11,877	11,877	11,877	11,877	$ 11,877	$ 11,877	$ 11,877	11,208		10,641	10,911	11,194	10,982	10,488	10,299	10,254	9,953	10,000
Average Annual Return, Percent	5.10%				1.44%		1.74%
C000000622 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	5.60%				1.44%		1.74%
C000000623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class R)
Account Value	$ 11,812	11,812	11,812	11,812	$ 11,812	11,812	$ 11,812	11,172		10,658	10,927	11,212	10,994	10,500	10,311	10,254	9,965	10,000
Average Annual Return, Percent	5.73%				1.45%		1.68%
C000071217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class Y)
Account Value	$ 12,418	12,418	12,418	12,418	$ 12,418	$ 12,418	$ 12,418	11,687		11,079	11,317	11,541	11,260	10,713	10,467	10,357	10,015	10,000
Average Annual Return, Percent	6.26%				1.98%	2.19%
C000023124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class R5)
Account Value	$ 12,498	12,498	12,498	12,498	$ 12,498	$ 12,498	12,498	11,758		11,143	11,380	11,599	11,318	10,759	10,502	10,380	10,026	10,000
Average Annual Return, Percent	6.29%				2.00%	2.25%
C000120677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Bond Fund (Class R6)
Account Value	$ 12,539	12,539	12,539	12,539	$ 12,539	$ 12,539	12,539	11,789		11,179	11,393	11,620	11,324	10,761	10,503	10,381	10,014	10,000
Average Annual Return, Percent	6.36%				2.06%	2.29%
C000029658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class A) —including sales charge
Account Value	$ 10,730	10,730	10,730	10,730	$ 10,730	$ 10,730	$ 10,730	9,949		10,039	11,771	10,623	10,947	10,599	9,691	9,486	8,505	9,450
Average Annual Return, Percent	1.93%				(1.52%)		0.71%
C000029658 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class A) —excluding sales charge
Average Annual Return, Percent	7.88%				(0.39%)		1.28%
C000029660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class C) —including sales charge
Account Value	$ 10,685	10,685	10,685	10,685	$ 10,685	10,685	$ 10,685	9,904		9,994	11,809	10,739	11,149	10,876	10,013	9,881	8,933	10,000
Average Annual Return, Percent	6.19%				(1.13%)		0.66%
C000029660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.19%				(1.13%)		0.66%
C000029661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class R)
Account Value	$ 11,065	11,065	11,065	11,065	$ 11,065	11,065	$ 11,065	10,270		10,402	12,217	11,054	11,423	11,088	10,164	9,980	8,978	10,000
Average Annual Return, Percent	7.61%				(0.63%)		1.02%
C000071219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class Y)
Account Value	$ 11,634	11,634	11,634	11,634	$ 11,634	11,634	$ 11,634	10,756		10,825	12,661	11,397	11,723	11,321	10,325	10,081	9,023	10,000
Average Annual Return, Percent	8.16%				(0.15%)		1.52%
C000029662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class R5)
Account Value	$ 11,814	11,814	11,814	11,814	$ 11,814	11,814	$ 11,814	10,901		10,956	12,790	11,505	11,810	11,391	10,376	10,132	9,046	10,000
Average Annual Return, Percent	8.37%				0.01%		1.68%
C000120678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Fund (Class R6)
Account Value	$ 11,899	11,899	11,899	11,899	$ 11,899	11,899	$ 11,899	10,973		11,034	12,870	11,568	11,862	11,432	10,404	10,152	9,059	10,000
Average Annual Return, Percent	8.43%				0.06%		1.75%
C000084556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class A) —including sales charge
Account Value	$ 12,591	12,591	12,591	12,591	$ 12,591	12,591	$ 12,591	11,772		11,242	12,511	13,004	12,251	10,634	10,462	10,189	9,265	9,575
Average Annual Return, Percent	2.50%				(0.32%)		2.33%
C000084556 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	6.98%				0.55%		2.78%
C000084553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class C) —including sales charge
Account Value	$ 12,381	12,381	12,381	12,381	$ 12,381	12,381	$ 12,381	11,573		11,052	12,395	12,993	12,347	10,790	10,692	10,475	9,595	10,000
Average Annual Return, Percent	5.01%				(0.24%)		2.16%
C000084553 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.01%				(0.24%)		2.16%
C000095838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class R)
Account Value	$ 12,814	12,814	12,814	12,814	$ 12,814	12,814	$ 12,814	12,027		11,496	12,827	13,383	12,640	10,986	10,844	10,573	9,638	10,000
Average Annual Return, Percent	6.55%				0.27%		2.51%
C000084554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class Y)
Account Value	$ 13,469	13,469	13,469	13,469	$ 13,469	13,469	$ 13,469	12,579		11,963	13,277	13,782	12,953	11,203	11,009	10,680	9,689	10,000
Average Annual Return, Percent	7.07%				0.78%		3.02%
C000084555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class R5)
Account Value	$ 13,591	13,591	13,591	13,591	$ 13,591	13,591	$ 13,591	12,668		12,041	13,373	13,854	13,014	11,263	11,043	10,705	9,702	10,000
Average Annual Return, Percent	7.29%				0.87%		3.12%
C000120680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco Corporate Bond Fund (Class R6)
Account Value	$ 13,680	13,680	13,680	13,680	$ 13,680	13,680	$ 13,680	12,761		12,121	13,433	13,927	13,072	11,305	11,083	10,734	9,720	10,000
Average Annual Return, Percent	7.20%				0.91%		3.18%
C000241067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SMA High Yield Bond Fund
Account Value	$ 12,011	$ 12,011	12,011	12,011	$ 12,011	12,011	$ 12,011	11,033	$ 10,000
Average Annual Return, Percent	8.85%	9.61%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,613	$ 11,613	11,613	11,613	$ 11,613	$ 11,613	11,613	10,976	10,000	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
Average Annual Return, Percent	5.81%	4.87%			(0.52%)	1.51%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,877	$ 33,877	33,877	33,877	$ 33,877	$ 33,877	33,877	28,611		21,932	23,759	20,414	15,549	14,371	13,729	11,724	9,381	10,000
Average Annual Return, Percent	18.41%				16.85%	12.98%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 25,525	25,525	$ 25,525	25,525	$ 25,525	$ 25,525	$ 25,525	22,075		17,666	19,064	17,215	13,309	12,720	12,665	10,792	8,900	10,000
Average Annual Return, Percent	15.63%		13.91%				9.82%
Bloomberg U S Corporate High Yield 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index
Account Value	$ 16,379	16,379	$ 16,379	16,379	$ 16,379	16,379	$ 16,379	14,878		13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
Average Annual Return, Percent	10.09%				4.91%		5.06%
ICE BofA 1 5 Year US Inflation Linked Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year US Inflation-Linked Treasury Index
Account Value	$ 12,986	12,986	12,986	12,986	$ 12,986	$ 12,986	$ 12,986	12,153		11,653	12,169	11,542	10,990	10,440	10,256	10,282	10,005	10,000
Average Annual Return, Percent	6.85%				3.39%	2.65%
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index
Account Value	$ 18,010	18,010	18,010	18,010	$ 18,010	$ 18,010	18,010	15,818		15,168	17,269	14,179	13,707	12,694	10,613	11,305	9,596	10,000
Average Annual Return, Percent	13.86%				5.61%	6.06%
Bloomberg 1 3 Year Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 11,844	11,844	11,844	11,844	$ 11,844	$ 11,844	11,844	11,222		10,730	11,007	11,188	10,976	10,465	10,207	10,194	10,091	10,000
Average Annual Return, Percent	5.54%				1.53%	1.71%
Custom Invesco Global Real Estate Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Invesco Global Real Estate Index (Net)
Account Value	$ 12,411	12,411	$ 12,411	12,411	$ 12,411	$ 12,411	$ 12,411	11,280		11,230	13,229	11,925	11,846	11,591	10,582	10,265	9,062	10,000
Average Annual Return, Percent	10.03%		0.94%				2.18%
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,642	12,642	$ 12,642	12,642	$ 12,642	12,642	$ 12,642	11,880		$ 11,239	$ 12,509	$ 12,929	$ 12,631	$ 10,955	$ 10,666	$ 10,445	$ 9,880	$ 10,000
Average Annual Return, Percent	6.41%				0.02%		2.37%
Bloomberg US Corporate High Yield Ba B 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index
Account Value	$ 12,044	$ 12,044	$ 12,044	$ 12,044	$ 12,044	$ 12,044	$ 12,044	$ 11,045	$ 10,000
Average Annual Return, Percent	8.82%	9.76%